Accumulated Other Comprehensive Income (Loss), Net of Tax - Schedule of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 13,716	$ 11,156	$ 11,803
Total other comprehensive income (loss)	(54)	143	(147)
Balance	10,690	13,716	11,156
Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	269	113
Other comprehensive income (loss) before reclassifications	(51)	156
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Income tax effects	0	0
Total other comprehensive income (loss)	(51)	156
Balance	218	269	113
Change in Fair Value Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	8	(2)
Other comprehensive income (loss) before reclassifications	(10)	29
Amounts reclassified out of accumulated other comprehensive income (loss)	(4)	(15)
Income tax effects	3	(4)
Total other comprehensive income (loss)	(11)	10
Balance	(3)	8	(2)
Net Actuarial Gain/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(97)	(81)
Other comprehensive income (loss) before reclassifications	9	(20)
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Income tax effects	(4)	4
Total other comprehensive income (loss)	5	(16)
Balance	(92)	(97)	(81)
Unrealized Gains/Losses Available-for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(3)	4
Other comprehensive income (loss) before reclassifications	0	(3)
Amounts reclassified out of accumulated other comprehensive income (loss)	3	(6)
Income tax effects	0	2
Total other comprehensive income (loss)	3	(7)
Balance	0	(3)	4
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	177	34	181
Other comprehensive income (loss) before reclassifications	(52)	162
Amounts reclassified out of accumulated other comprehensive income (loss)	(1)	(21)
Income tax effects	(1)	2
Total other comprehensive income (loss)	(54)	143
Balance	$ 123	$ 177	$ 34